Share-based payments - Additional Information (Detail) € / shares in Units, $ / shares in Units, € in Thousands				1 Months Ended		12 Months Ended
	Dec. 29, 2017 shares	Dec. 19, 2017 EUR (€) € / shares shares	Dec. 19, 2017 USD ($) shares	Jul. 31, 2019 $ / shares	Nov. 30, 2018 EUR (€)	Dec. 31, 2019 EUR (€) shares Batches € / shares	Dec. 31, 2019 shares Batches € / shares $ / shares	Dec. 31, 2019 shares Batches € / shares SFr / shares	Dec. 31, 2018 EUR (€) shares € / shares	Dec. 31, 2018 $ / shares	Dec. 31, 2017 EUR (€) shares € / shares	Dec. 31, 2017 $ / shares shares	Dec. 31, 2019 shares Batches $ / shares	Dec. 19, 2017 $ / shares
Disclosure of Sharebased payments [Line Items]
Weighted average remaining contractual life									9 months		2 years
Number of other equity instruments granted | shares						3,995			5,135		44,890
Grant date fair value per share | € / shares						€ 1,508	€ 1,508	€ 1,508
Vesting period of share based payment arrangement						5 years			5 years		6 years
Voting percent in associate						55.00%
Proportion of voting rights held by non-controlling interests						45.00%
Weighted average share price, share options granted | (per share)							€ 833.88		€ 1,042	$ 1,230		$ 1,570
Weight average exercise price | € / shares						€ 87.00			€ 88.00		€ 90.10
Anniversary tranche [member]
Disclosure of Sharebased payments [Line Items]
Grant date fair value per share | (per share)						1.47	€ 1.47	€ 1.47					$ 1.63
IHAG Option [Member]
Disclosure of Sharebased payments [Line Items]
Weighted average share price, share options granted | € / shares						1,508
Weight average exercise price | (per share)						€ 87		€ 100
Investment Shareholders Agreement Plan [Member]
Disclosure of Sharebased payments [Line Items]
Share based payment expenses						€ 991			€ 3,015		€ 6,938
Share Option Scheme [Member]
Disclosure of Sharebased payments [Line Items]
Share based payment expenses					€ 3
Group management equity incentive plan [member]
Disclosure of Sharebased payments [Line Items]
Share based payment expenses						€ 12,746
Weighted average remaining contractual life						6 years 5 months 1 day
Percent of options exercised				5.00%
Weight average exercise price | $ / shares				$ 0.01			€ 0.01
Share based arrangement, number of batches | Batches						2	2	2					2
Impact on fair value per share | $ / shares							€ 0.01
Options exercisable | shares						1,940,243	1,940,243	1,940,243					1,940,243
Group management equity incentive plan [member] | Tranche One [Member]
Disclosure of Sharebased payments [Line Items]
Grant date fair value per share | (per share)						€ 3.07	€ 3.07	€ 3.07					$ 3.43
Share based arrangement, date of grant						July 26, 2019
Group management equity incentive plan [member] | Tranche Two [Member]
Disclosure of Sharebased payments [Line Items]
Grant date fair value per share | (per share)						€ 2.41	€ 2.41	€ 2.41					$ 2.64
Share based arrangement, date of grant						October 9, 2019
Restricted Stock Units [Member]
Disclosure of Sharebased payments [Line Items]
Share based payment expenses						€ 10,027			€ 6,813		€ 6,223
Weighted average remaining contractual life						1 year			1 year 11 months 23 days		2 years 11 months 23 days
Number of other equity instruments granted | shares	44,890
Percentage of time based awards	50.00%
Percentage Of Performance Based Awards	50.00%
World Endurance Holdings Inc [Member]
Disclosure of Sharebased payments [Line Items]
Proceeds from issue of capital shares | $			$ 3,000,000
Number of shares reserved for issue under equity incentive plan | shares											84,000	84,000
World Endurance Holdings Inc [Member] | Equity Transaction [Member]
Disclosure of Sharebased payments [Line Items]
Number of capital shares issued | shares		4,218	4,218
Proceeds from issue of capital shares		€ 2,619
Fair Value Of Capital Shares Per Shares | (per share)		€ 1,330												$ 1,570
Reversal in compensation expense						€ 2,106			€ 1,108		€ 3,215